Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Summary of Accrued Expenses

Accrued expenses consisted of:

	As of
(in thousands)	December 31, 2020	December 31, 2019

Accrued liabilities
Accrued payroll and related expenses	$6,686	$4,954
Accrued operating expenses	1,545	754
Other accrued expenses	975	876

Total accrued liabilities	$9,206	$6,584